Allowance for Loan Losses, evaluated for impairment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balance [Abstract]
Individually evaluated for impairment	$ 1,051,114	$ 2,299,450	$ 4,272,107
Collectively evaluated for impairment	7,751,202	9,506,536	8,464,814
Total ending allowance balance	8,802,316	11,805,986	12,736,921	15,649,594
Ending loan balance [Abstract]
Individually evaluated for impairment	34,434,776	42,443,140	55,071,195
Collectively evaluated for impairment	711,659,033	708,775,322	691,978,816
Total Loans	746,093,809	751,218,462	747,050,011
Commercial [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	96,580	433,714	462,555
Collectively evaluated for impairment	400,981	583,359	518,466
Total ending allowance balance	497,561	1,017,073	981,021	1,070,560
Ending loan balance [Abstract]
Individually evaluated for impairment	96,580	1,542,058	2,512,133
Collectively evaluated for impairment	50,863,685	46,565,390	53,172,359
Total Loans	50,960,265	48,107,448	55,684,492
Agricultural [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	304,172	293,886	296,175
Total ending allowance balance	304,172	293,886	296,175	297,168
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	16,689,444	10,665,938	6,210,953
Total Loans	16,689,444	10,665,938	6,210,953
Commercial Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	53,947	830,546	1,732,534
Collectively evaluated for impairment	1,168,748	951,633	157,666
Total ending allowance balance	1,222,695	1,782,179	1,890,200	3,122,594
Ending loan balance [Abstract]
Individually evaluated for impairment	3,384,377	7,971,298	13,892,135
Collectively evaluated for impairment	47,874,593	44,767,485	39,915,921
Total Loans	51,258,970	52,738,783	53,808,056
Residential Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	138,092	138,092	138,092
Total ending allowance balance	138,092	138,092	138,092	138,092
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	11,220,683	6,549,260	5,852,238
Total Loans	11,220,683	6,549,260	5,852,238
Commercial Real Estate [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	456,941	423,685	1,236,526
Collectively evaluated for impairment	3,207,836	3,955,591	3,926,313
Total ending allowance balance	3,664,777	4,379,276	5,162,839	6,448,064
Ending loan balance [Abstract]
Individually evaluated for impairment	21,693,061	24,757,942	28,205,405
Collectively evaluated for impairment	310,537,786	317,025,596	306,180,772
Total Loans	332,230,847	341,783,538	334,386,177
Residential [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	414,684	526,005	840,492
Collectively evaluated for impairment	2,010,643	2,752,264	2,565,455
Total ending allowance balance	2,425,327	3,278,269	3,405,947	3,695,357
Ending loan balance [Abstract]
Individually evaluated for impairment	7,559,965	6,545,490	8,022,249
Collectively evaluated for impairment	196,192,655	199,712,437	195,822,273
Total Loans	203,752,620	206,257,927	203,844,522
Farmland [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	28,962	85,500	0
Collectively evaluated for impairment	74,838	225,994	290,526
Total ending allowance balance	103,800	311,494	290,526	364,663
Ending loan balance [Abstract]
Individually evaluated for impairment	1,700,793	1,617,206	2,393,775
Collectively evaluated for impairment	48,250,191	45,417,220	46,663,086
Total Loans	49,950,984	47,034,426	49,056,861
Consumer [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	66,914	243,253	227,774
Total ending allowance balance	66,914	243,253	227,774	205,154
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	28,007
Collectively evaluated for impairment	22,820,314	25,675,560	29,749,769
Total Loans	22,820,314	25,675,560	29,777,776
Other [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	378,978	362,464	344,347
Total ending allowance balance	378,978	362,464	344,347	307,942
Ending loan balance [Abstract]
Individually evaluated for impairment	0	9,146	17,491
Collectively evaluated for impairment	7,209,682	12,396,436	8,411,445
Total Loans	$ 7,209,682	$ 12,405,582	$ 8,428,936